Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000028102
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 26,097	$ 20,176	$ 18,055	$ 18,148	$ 14,666	$ 14,221	$ 12,832	$ 12,380	$ 10,474	$ 9,820	$ 10,000
C000028099
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 24,361	18,879	16,938	17,071	13,830	13,444	12,158	11,764	9,975	9,377	9,577
C000028101
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,607	18,434	16,661	16,923	13,810	13,526	12,326	12,013	10,266	9,723	10,000
C000028105
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,001	20,108	18,017	18,120	14,649	14,206	12,820	12,379	10,470	9,820	10,000
C000135457
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,263	20,298	18,155	18,242	14,735	14,276	12,873	12,414	10,493	9,828	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275	$ 10,000